Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Breakdown of Inventories	The following is the breakdown of inventories:
	December 31,	December 31,
	2025	2024
Inventories	$674,196	$-